Long-term debt (Narrative) (Details) R$ in Thousands, $ in Thousands							12 Months Ended
	Apr. 11, 2017 USD ($)	Mar. 29, 2017 USD ($)	Mar. 29, 2017 USD ($)	Mar. 16, 2017 USD ($)	Jun. 14, 2016 USD ($)	Jun. 01, 2016 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Mar. 29, 2016 USD ($) lender instrument	Mar. 29, 2016 BRL (R$) lender instrument	Sep. 27, 2013 USD ($)
Debt Instrument [Line Items]
Deferred financing costs							$ 3,397	$ 4,019
Repayment of secured loan agreement							$ 0	$ 0	$ 169,511
2023 Notes
Debt Instrument [Line Items]
Aggregate principal amount issued													$ 473,800
Deferred financing costs													$ 3,313
Redemption price, principal amount redeemed				$ 80,000		$ 80,000
Redemption price (as a percent)		107.00%		104.00%	101.00%	98.00%
Redemption price, percentage of principal amount redeemed			11.60%		16.90%
Redemption price, amount		$ 48,885	$ 48,885		$ 80,800
Early tender payment			$ 3,187		$ 800
2027 Notes
Debt Instrument [Line Items]
Aggregate principal amount issued										$ 265,000
Deferred financing costs										$ 3,001
Secured Loan Agreement
Debt Instrument [Line Items]
Repayment of secured loan agreement	$ 169,700
Secured Loan Agreement | Subsidiaries
Debt Instrument [Line Items]
Deferred financing costs											$ 3,243
Long-term debt											$ 167,262	R$ 613,850
Number of lenders | lender											5	5
Cross-Currency Interest Rate Swaps | Secured Loan Agreement | Subsidiaries
Debt Instrument [Line Items]
Number of instruments held | instrument											5	5
CDI | Cross-Currency Interest Rate Swaps | Secured Loan Agreement | Subsidiaries
Debt Instrument [Line Items]
Basis point spread on variable rate (as a percent)											4.50%	4.50%